SHARE PREMIUM ACCOUNT (Details) - Schedule of Share Premium Account - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure For Share Premium Account Explanatory [Abstract]
1 January and 31 December	£ 600	£ 600	£ 600